Net operating revenue (Tables)	12 Months Ended
Dec. 31, 2019
Net operating revenue
Schedule of reconciliation between gross and net revenue

	December 31
	2019	2018	2017
Gross operating revenue
Subscription revenues	759,128	680,800	589,520
Consulting service revenues	145,563	103,350	66,617
	904,691	784,150	656,137
Sales deductions
PIS	(5,483)	(4,642)	(3,932)
COFINS	(25,300)	(21,425)	(18,148)
ISS	(20,582)	(17,619)	(15,981)
INSS (Social security)	(32,967)	(29,393)	(25,009)
Other	(6,468)	(4,563)	(3,751)
Cancellations	(25,732)	(20,949)	(17,726)
	(116,532)	(98,591)	(84,547)
Total (*)	788,159	685,559	571,590

(*)  The amounts presented include R$ 18,902 (R$ 10 as of December 31, 2018) related to Linx Pay Meios de Pagamento Ltda.

Schedule of geographical information

	Geographical information
	December 31,	December 31,	December 31,
	2019	2018	2017
Net revenue
In Brazil	747,344	646,837	553,550
Abroad	40,815	38,722	18,040
	788,159	685,559	571,590
Assets
In Brazil	2,527,352	1,619,075	1,542,294
Abroad	36,591	28,601	21,730
	2,563,943	1,647,676	1,564,024
Liabilities
In Brazil	755,440	574,887	379,576
Abroad	18,659	15,580	13,928
	774,099	590,467	393,504